STOCKHOLDERS' EQUITY - Summary of NonVested Restricted Common Stock Awards (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restricted Stock Awards
Shares
Outstanding, beginning balance (in shares)	0	2,687
Granted (in shares)		0
Vested (in shares)		(2,687)
Forfeited (in shares)		0
Outstanding, ending balance (in shares)		0
Weighted-Average Grant Date Fair Value Per Share
Outstanding, beginning balance (in dollars per share)	$ 0	$ 31.76
Granted (in dollars per share)		0
Vested (in dollars per share)		31.76
Forfeited (in dollars per share)		0
Outstanding, ending balance (in dollars per share)		$ 0
Restricted Stock Units (RSUs) [Member]
Shares
Outstanding, beginning balance (in shares)	38,603	133,069
Granted (in shares)	5,000	59,500
Vested (in shares)	(6,354)	(87,320)
Forfeited (in shares)	(4,150)	(66,646)
Outstanding, ending balance (in shares)	33,099	38,603
Weighted-Average Grant Date Fair Value Per Share
Outstanding, beginning balance (in dollars per share)	$ 9.6	$ 18.89
Granted (in dollars per share)	4.45	5.96
Vested (in dollars per share)	7.79	19.18
Forfeited (in dollars per share)	2.4	12.34
Outstanding, ending balance (in dollars per share)	$ 10.07	$ 9.6